Note 13 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Compensation and Employee Benefit Plans [Text Block]
(13)         EMPLOYEE BENEFIT PLANS

Defined Contribution Plan:

The Bank has a qualified contributory defined contribution plan available to all eligible employees. The plan allows participating employees to make tax-deferred contributions under Internal Revenue Code Section 401(k). The Bank contributed $344,000 and $319,000 to the plan for the years ended December 31, 2014 and 2013, respectively.

Employee Stock Ownership Plan:

On December 31, 1998, the Bank established a leveraged employee stock ownership plan (ESOP) covering substantially all employees. The Bank accounts for the ESOP in accordance with FASB ASC 718-40, Employee Stock Ownership Plans. The ESOP trust acquired 61,501 shares of Company common stock financed by a loan with the Company with a ten year term. The employer loan and the related interest income are not recognized in the consolidated financial statements as the debt is serviced from Bank contributions. Dividends payable on allocated shares are charged to retained earnings and are satisfied by the allocation of cash dividends to participant accounts. Dividends payable on unallocated shares are not considered dividends for financial reporting purposes. Shares held by the ESOP trust are allocated to participant accounts based on the ratio of the current year principal and interest payments to the total of the current year and future year’s principal and interest to be paid on the employer loan. The employer loan was fully paid in 2008 and all shares of the Company common stock have been allocated to participant accounts.

Compensation expense is recognized based on the average fair value of shares released for allocation to participant accounts during the year with a corresponding credit to stockholders’ equity. No compensation expense was recognized for the years ended December 31, 2014 and 2013 as all shares were allocated during 2008.

At December 31, 2014, the ESOP trust holds 54,620 shares of Company stock, including shares acquired on the open market, all of which have been allocated to participant accounts.